Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 1,100.0
Over the Counter Trades [Member]
Derivative [Line Items]
Notional amount of derivative	526.3
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	571.5
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 7.8